Dividends - 6K - Narrative (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Dividends paid on ordinary shares	$ 175.0	$ 20.0	$ 40.3	$ 40.0	$ 0.0
Dividends paid on preference shares	$ 41.1	$ 36.0	$ 49.9	$ 44.6	$ 44.5